RELATED PARTY TRANSACTIONS	3 Months Ended
Mar. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
(8)          RELATED PARTY TRANSACTIONS

Related party transactions are summarized as follows (in thousands):

	March 31, 2012	December 31, 2011
	(unaudited)
Mr. Qingqing Wu (1)	$64	$1,144
Mr. Bennet Tchaikovsky (2)	28	5
Ms. Ying (Teresa) Zhang (3)	74	67
	$166	$1,216

(1)	The amount due to this director is unsecured, interest-free and repayable on demand.
(2)	Represents compensation and reimbursable expenses owed.
(3)	Represents cash compensation owed.

Mr. Qingqing Wu currently has four trademarks registered in his name that were intended to be transferred to Yinglin Jinduren for no consideration prior to the closing of the Share Exchange on February 13, 2009.  As such transfers could not be timely effected, Mr. Wu entered into trademark license contracts with Yinglin Jinduren on February 12, 2009, pursuant to which he perpetually granted Yinglin Jinduren the rights to use these trademarks for no consideration.  Mr. Wu is also in the process of transferring the trademarks to Yinglin Jinduren for no consideration as originally intended, although such transfers have not been completed.  To date, Yinglin Jinduren has not utilized these trademarks, and the Company considers the value of these trademarks to be de minimis.  Upon completion of the transfer to Yinglin Jinduren, the trademarks will be transferred to China Dong Rong.